Schedule of Debt (Details) (Paranthetical) - USD ($)	Jun. 30, 2023	Feb. 14, 2023	Dec. 31, 2022
Debt face amount	$ 4,400,000	$ 4,400,000	$ 109,165
Sports Hub Acquition [Member]
Debt face amount	2,000,000
Four Cubed Acquisition Company LLC [Member]
Debt face amount	$ 3,250,000